Derivative financial instruments and market risks - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	€ (126)	€ (213)	€ 215
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Shares in derivative instrument (in shares)	593,712
Financial instruments designated as hedging instruments, at fair value	€ 4	€ 16	€ 26